Expense Example - X-Square Balanced Fund, LLC	Apr. 29, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 729
Expense Example, with Redemption, 3 Years	1,105
Expense Example, with Redemption, 5 Years	1,505
Expense Example, with Redemption, 10 Years	2,617
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	368
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,404
Expense Example, with Redemption, 10 Years	2,979
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	$ 1,909